UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     February 1, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:      $137,762



List of Other Included Managers:

NONE

                                                              FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
AFFYMETRIX INC                 COM       00826t108         679    18578SH       SOLE                  0      0   18578
AGCO CORP                      COM       001084102        4665   213125SH       SOLE                  0      0  213125
ALCOA INC                      COM       013817101        3872   123225SH       SOLE                  0      0  123225
ARACRUZ SPN ADR                ADR       038496204        5276   139950SH       SOLE                  0      0  139950
BIOSITE INC                    COM       090945106        5723    93000SH       SOLE                  0      0   93000
BOEING CO                      COM       097023105         264     5095SH       SOLE                  0      0    5095
BP P L C SPN ADR               ADR       055622104        5425    92897SH       SOLE                  0      0   92897
CISCO SYS INC                  COM       17275r102        1160    60040SH       SOLE                  0      0   60040
COMMERCE BANCORP INC           COM       200519106        3424    53175SH       SOLE                  0      0   53175
COVANCE INC                    COM       222816100        4026   103900SH       SOLE                  0      0  103900
ENCANA CORP                    COM       292505104        3479    60975SH       SOLE                  0      0   60975
FIRST HORIZON NATL CORP        COM       320517105         362     8400SH       SOLE                  0      0    8400
GENERAL DYNAMICS CORP          COM       369550108        4963    47450SH       SOLE                  0      0   47450
HARRIS CORP-DEL                COM       413875105        3306    53500SH       SOLE                  0      0   53500
HEADWATERS INC                 COM       42210p102        4353   152750SH       SOLE                  0      0  152750
HLTH MGMT ASN INC NEW          COM       421933102        2444   107550SH       SOLE                  0      0  107550
IHOP CORP NEW                  COM       449623107        2245    53600SH       SOLE                  0      0   53600
ISHARES MSCI JPN INDEX         ADR       464286848        5860   536650SH       SOLE                  0      0  536650
ISHARES MSCI PAC X-JPN         ADR       464286665        3747    41550SH       SOLE                  0      0   41550
ISHARES TR GS CORP BD FD       ADR       464287242         257     2300SH       SOLE                  0      0    2300
JOHNSON & JOHNSON              COM       478160104        5292    83436SH       SOLE                  0      0   83436
LIBERTY MEDIA CORP SER A       COM       530718105        3942   359000SH       SOLE                  0      0  359000
LIBERTY MEDIA INTL SER A       COM       530719103         819    17717SH       SOLE                  0      0   17717
LIZ CLAIBORNE INC              COM       539320101        4943   117100SH       SOLE                  0      0  117100
LOUISIANA PACIFIC CORP         COM       546347105         348    13000SH       SOLE                  0      0   13000
MICROSOFT CORP                 COM       594918104         282    10550SH       SOLE                  0      0   10550
NEWMONT MNG CORP HLDG CO       COM       651639106        5469   123150SH       SOLE                  0      0  123150
OFFICE DEPOT INC               COM       676220106        4750   273600SH       SOLE                  0      0  273600
ONEOK INC NEW                  COM       682680103        5633   198200SH       SOLE                  0      0  198200
PAN AMERICAN SILVER CORP       COM       697900108        1889   118225SH       SOLE                  0      0  118225
PLUM CRK TBR CO INC COM        COM       729251108         535    13920SH       SOLE                  0      0   13920
PORTFOLIO RVRY ASN INC         COM       73640q105        4338   105243SH       SOLE                  0      0  105243
POSCO SPONSORED ADR            ADR       693483109        5555   124750SH       SOLE                  0      0  124750
RIO TINTO PLC SPNS ADR         ADR       767204100        3561    29875SH       SOLE                  0      0   29875
SUNOCO INC                     COM       86764p109        5082    62200SH       SOLE                  0      0   62200
SUPERIOR ENGY SVC INC          COM       868157108        3640   236200SH       SOLE                  0      0  236200
TELEFONOS DE MEX SP ADR        ADR       879403780        4935   128775SH       SOLE                  0      0  128775
TEMPLETON GLOBAL INC FD        COM       880198106        2519   253700SH       SOLE                  0      0  253700
TUPPERWARE CORP                COM       899896104        2250   108600SH       SOLE                  0      0  108600
TYCO INTERNATIONAL LTD         COM       902124106         853    23873SH       SOLE                  0      0   23873
VAN KAMPEN SENR INC TRUST      COM       920961109        2140   254150SH       SOLE                  0      0  254150
WASHINGTON FEDERAL INC         COM       938824109        3457   130240SH       SOLE                  0      0  130240